Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Net of Allowance Credit Loss

Accounts receivable is presented net of allowance for expected credit loss:

	As of December 31,
	2024	2023
Accounts receivable, gross	$15,094,175	$18,503,019
Less: allowance for expected credit loss	(1,929,117)	(1,905,008)
Accounts receivable, net	$13,165,058	$16,598,011

Schedule of Allowance for Credit Losses

The movement of allowances for expected credit loss is as follow:

	As of December 31,
	2024	2023
Beginning balance	$1,905,008	$1,341,865
Allowance for expected credit loss	75,975	601,272
Exchange difference	(51,866)	(38,129)
Ending balance	$1,929,117	$1,905,008